Significant Related Party Transactions - Significant Intercompany Transactions Between Consolidated Entities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Amount of downstream transaction		$ 350		$ 350		$ 350
UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 49,357,981		$ 47,736,335		$ 57,107,585
Accounts receivable	$ 5,388,172		$ 5,937,706		$ 7,312,272
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales	$ 1,220,419		$ 3,933,964		$ 4,159,637
Accounts receivable			$ 608,622		$ 905,048
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM) [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	$ 24,831		$ 31,334		$ 48,163
Royalty	$ 1,183,180		$ 1,209,310		$ 1,356,567
Explanation of terms and conditions of outstanding balances for related party transaction	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days	Net 30 days
Loan receivable			$ 1,201,200
UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM), Entity [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 970,358		745,226		$ 698,988
Accounts receivable	$ 250,092		$ 33,242		$ 120,678
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 137,860		$ 152,012		$ 307,471
Accounts receivable	$ 33,069		$ 21,138		$ 35,161
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member] | UMC GROUP JAPAN [member]
Disclosure of transactions between related parties [line items]
Sales	$ 106,077		$ 250,736		$ 272,218
Accounts receivable			$ 51,150		$ 61,971
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days	Net 60 days
UNITED SEMICONDUCTOR JAPAN CO LTD (USJC) [member] | UMC GROUP (USA) [member]
Disclosure of transactions between related parties [line items]
Sales	$ 1,395,094
Accounts receivable	$ 456,860
Explanation of terms and conditions of outstanding balances for related party transaction	Net 60 days	Net 60 days